UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

France — 0.4%
Auto ABS Compartiment, Series 2007-1, Class A, 0.77%, 2/25/19 (a)	EUR	500	$668,425

Ireland — 0.2%
Cars Alliance, Series 2007-1, Class A, 0.86%, 10/08/23 (a)		300	399,547

Italy — 0.2%
COMP, Series 2007-2, Class A, 0.87%, 10/25/20 (a)		300	399,579

Netherlands — 0.4%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		444	608,848

United States — 2.2%
Bank of America Auto Trust, Series 2010-1A, Class A2, 0.75%, 6/15/12	USD	210	210,042
Capital One Auto Finance Trust, Series 2006-B, Class A4, 0.25%, 7/15/13 (a)		365	363,968
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		615	645,850
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (a)		175	168,130
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, 9/15/14		560	583,048
SLM Student Loan Trust (a):
Series 2008-5, Class A2, 1.35%, 10/25/16		600	609,864
Series 2008-5, Class A3, 1.55%, 1/25/18		600	619,122
Series 2008-5, Class A4, 1.95%, 7/25/23		600	634,349

			3,834,373

Total Asset-Backed Securities – 3.4%			5,910,772

Common Stocks		Shares	Value

Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	$115,724

Total Common Stocks – 0.1%			115,724

Corporate Bonds		Par (000)

Australia — 0.7%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	455,002
Westpac Banking Corp., 4.20%, 2/27/15	USD	750	772,031

			1,227,033

Bermuda — 0.1%
AES China Generating Co Ltd., 8.25%, 6/26/10		264	249,927

Canada — 1.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		370	294,519
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,300	1,280,031
Novelis, Inc., 7.25%, 2/15/15		850	820,250

			2,394,800

Cayman Islands — 0.3%
Petrobras International Finance Co., 6.88%, 1/20/40		465	479,966

Denmark — 0.3%
Realkredit Danmark A/S, Series 83D, 2.73%, 1/01/38 (a)	DKK	2,533	436,334
TDC A/S, 6.50%, 4/19/12	EUR	105	150,683

			587,017

Europe — 1.2%
European Investment Bank:
3.13%, 6/04/14	USD	450	461,417
6.50%, 8/07/19	AUD	1,875	1,696,302

			2,157,719

Finland — 0.3%
Dexia Credit Local SA, 2.38%, 9/23/11 (b)	USD	520	531,057

France — 1.2%
BNP Paribas, 0.46%, 4/27/17 (a)		1,000	954,719
Credit Agricole Covered Bonds, Series E, 3.50%, 7/21/14	EUR	250	352,235

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010	1

BlackRock World Income Fund, Inc.
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

France (concluded)
Societe Generale, 0.83%, 6/07/17 (a)	EUR	550	$716,192

			2,023,146

Germany — 0.8%
Muenchener Rueckversicherungs AG, 6.75%, 6/21/23 (a)		650	958,170
UPC Germany GmbH, 8.13%, 12/01/17 (b)		250	349,483

			1,307,653

Ireland — 1.7%
Governor & Co. of the Bank of Ireland, 2.75%, 3/02/12 (b)	USD	1,000	995,685
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)		975	972,948
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	300	417,353
Talisman Finance Plc, Series 7, Class A, 0.94%, 4/22/17 (a)		559	562,900

			2,948,886

Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	649,485

Luxembourg — 1.6%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16		215	296,199
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	888,388
Unicredit Luxembourg Finance SA, 0.62%, 1/13/17 (a)(b)		550	520,372
VTB Capital SA, 6.88%, 5/29/18		1,040	1,082,900

			2,787,859

Netherlands — 1.9%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	423,361
ELM BV for Swiss Life Insurance & Pension Group, 5.85%, 4/29/49 (a)		600	624,004
ELM BV for Swiss Reinsurance Co, 5.25%, 5/29/49 (a)		500	607,796
Fortis Bank Nederland Holding NV, 3.38%, 5/19/14		350	490,936
LeasePlan Corp. NV, 3.25%, 5/22/14		425	594,243
Telefonica Europe BV, 7.75%, 9/15/10	USD	500	515,113

			3,255,453

New Zealand — 0.5%
ANZ National International Ltd., 3.25%, 4/02/12 (b)		775	802,361

Corporate Bonds		Par (000)	Value

Norway — 1.2%
Eksportfinans A/S, Series MTN, 4.38%, 9/20/10	EUR	595	$814,629
Eksportfinans ASA, 3.00%, 11/17/14	USD	890	893,418
Kommunalbanken A/S, 5.13%, 5/30/12		400	431,533

			2,139,580

Russia — 0.5%
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 3/01/13		800	912,080

Spain — 0.1%
Santander Issuances SA Unipersonal, 1.01%, 3/23/17 (a)	EUR	200	257,882

Sweden — 0.4%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)	USD	750	764,209

Switzerland — 0.5%
UBS AG:
0.86%, 11/17/15 (a)	EUR	250	327,629
Series DPNT, 5.88%, 12/20/17	USD	500	517,832

			845,461

United Kingdom — 5.3%
Aviva Plc, 5.75%, 11/14/21 (a)	EUR	300	409,249
Barclays Bank Plc, 0.86%, 5/30/17 (a)		600	752,806
Chester Asset Receivables Dealings No. 12 Plc, Series A, 6.00%, 3/15/13	GBP	310	480,823
FCE Bank Plc:
7.88%, 2/15/11		500	774,834
7.13%, 1/16/12	EUR	250	345,262
7.13%, 1/15/13		400	553,770
HBOS Plc (a):
1.02%, 9/01/16		260	287,726
0.45%, 9/30/16	USD	450	361,954
HSBC Bank Plc (a):
4.25%, 3/18/16	EUR	250	342,945
0.94%, 3/29/16		530	702,187
Imperial Tobacco Finance Plc, 5.00%, 6/25/12		400	570,950
Lloyds TSB Bank Plc, 6.25%, 4/15/14		150	220,091
NTL Cable Plc, 9.13%, 8/15/16	USD	250	265,625
Northern Rock Plc, 5.63%, 6/22/17 (b)		1,600	1,580,256
Old Mutual Plc, 4.50%, 1/18/17 (a)	EUR	600	748,456
The Royal Bank of Scotland Plc, 6.38%, 4/29/14	GBP	250	401,329
Vodafone Group Plc, 4.15%, 6/10/14	USD	450	467,291

			9,265,554

2	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010

BlackRock World Income Fund, Inc.
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States — 11.8%
American Tire Distributors, Inc., 6.54%, 4/01/12 (a)	USD	400	$360,500
BAE Systems Holdings, Inc., 4.95%, 6/01/14 (b)		350	367,232
Ball Corp., 6.75%, 9/15/20		615	625,763
Boeing Co., 1.88%, 11/20/12		390	391,588
Bottling Group LLC, 5.13%, 1/15/19		650	681,060
CSC Holdings, Inc., 6.75%, 4/15/12		825	863,156
Cellco Partnership, 3.75%, 5/20/11		675	696,011
Cricket Communications, Inc., 10.00%, 7/15/15		285	296,400
DISH DBS Corp.:
7.00%, 10/01/13		345	358,800
7.13%, 2/01/16		625	636,719
DJO Finance LLC, 10.88%, 11/15/14		70	76,038
Dollar General Corp., 10.63%, 7/15/15		440	482,900
Duane Reade, Inc., 11.75%, 8/01/15		135	170,944
El Paso Natural Gas Co., 8.63%, 1/15/22		700	847,958
GMAC, Inc., 6.88%, 9/15/11		930	945,112
General Mills, Inc., 5.65%, 2/15/19		575	616,755
Georgia-Pacific Corp., 8.13%, 5/15/11		600	630,000
Goodyear Tire & Rubber Co., 8.75%, 8/15/20		421	415,409
HCA, Inc., 7.25%, 9/15/20 (b)		834	845,468
Kraft Foods, Inc., 5.38%, 2/10/20		725	736,857
Lincoln National Corp., 6.25%, 2/15/20		585	609,989
MetLife, Inc., 6.75%, 6/01/16		549	615,239
MetroPCS Wireless, Inc., 9.25%, 11/01/14		240	245,400
Metropolitan Life Global Funding I, 2.88%, 9/17/12 (b)		450	457,424
NewPage Corp.:
10.00%, 5/01/12		90	62,438
11.38%, 12/31/14		1,000	995,000
Nielsen Finance LLC, 10.00%, 8/01/14		500	523,750
Occidental Petroleum Corp., 7.00%, 11/01/13		375	434,379
Peabody Energy Corp., 7.38%, 11/01/16		310	327,825
Prudential Financial, Inc., 3.88%, 1/14/15		300	299,436
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		360	366,300
Qwest Corp.:
8.88%, 3/15/12		555	607,725
7.50%, 10/01/14		500	546,250
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		280	295,050

Corporate Bonds		Par (000)	Value

United States (concluded)
Reynolds Group Issuer, Inc., 7.75%, 10/15/16	EUR	300	$420,392
SLM Corp., 5.40%, 10/25/11		90	90,844
Sabine Pass LNG LP, 7.50%, 11/30/16	USD	850	750,125
Sovereign Bancorp, Inc., 4.90%, 9/23/10		675	685,583
Sprint Capital Corp., 7.63%, 1/30/11		521	535,979
Steel Dynamics, Inc., 7.38%, 11/01/12		100	104,000
Sungard Data Systems, Inc., 10.63%, 5/15/15		420	457,800
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		50	53,875
10.00%, 5/01/18		20	22,400

			20,551,873

Total Corporate Bonds – 32.2%			56,139,001

Foreign Agency Obligations

Argentina Government International Bond, 8.28%, 12/31/33		2,176	1,632,125
Australia Government Bond, Series 25 CI, 3.00%, 9/20/25	AUD	650	617,661
Brazilian Government International Bond:
8.00%, 1/15/18	USD	373	435,120
5.88%, 1/15/19		250	268,750
8.25%, 1/20/34		1,350	1,721,250
7.13%, 1/20/37		50	56,925
5.63%, 1/07/41		590	555,485
Bundesrepublik Deutschland:
4.25%, 1/04/14	EUR	1,535	2,263,481
4.25%, 7/04/14		980	1,448,094
3.50%, 7/04/19		870	1,217,316
Colombia Government International Bond, 7.38%, 9/18/37	USD	2,040	2,284,800
Denmark Government Bond, 4.00%, 11/15/12	DKK	14,576	2,807,167
Deutsche Bundesrepublik, 4.75%, 7/04/34	EUR	6,390	9,821,740
Dominican Republic International Bond, 9.04%, 1/23/18	USD	219	240,455
Export Development Canada, 2.38%, 3/19/12		850	870,147
France Government Bond OAT:
4.00%, 4/25/14	EUR	450	655,623
4.25%, 10/25/18		4,470	6,527,861
4.50%, 4/25/41		540	789,790
Hellenic Republic Government Bond:
2.96%, 2/20/13 (a)		885	1,130,222
4.60%, 5/20/13		800	1,037,705
3.70%, 7/20/15		950	1,138,080
4.30%, 7/20/17		340	402,868
Series 5 Year, 4.00%, 8/20/13		175	220,798

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010	3

BlackRock World Income Fund, Inc.
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value

Hellenic Republic Government Bond (concluded):
Series 5 Year, 6.10%, 8/20/15	EUR	790	$1,063,424
Series 10 Year, 6.00%, 7/19/19		333	433,280
Series 10 Year, 6.25%, 6/19/20		285	369,639
Indonesia Government International Bond, 7.50%, 1/15/16 (b)	USD	350	404,250
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14	EUR	1,500	2,114,725
4.50%, 2/01/20		750	1,070,126
5.00%, 8/01/39		934	1,318,699
Japan Government Fifteen Year Bond, Series 39, 0.88%, 3/20/21 (a)	JPY	108,600	1,163,364
Japan Government Twenty Year Bond, Series 99, 2.10%, 12/20/27		202,500	2,177,944
Japanese Government CPI Linked Bond:
Series 12, 1.20%, 6/10/17		338,870	3,416,652
Series 13, 1.30%, 9/10/17		196,800	2,050,511
Series 15, 1.40%, 3/10/18		4,880	50,693
Kingdom of Denmark, 3.13%, 3/17/14	EUR	500	702,349
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	5,023,000	4,531,896
Kreditanstalt fuer Wiederaufbau, 5.50%, 8/08/13	AUD	500	454,715
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	428	468,468
Mexican Bonos:
9.50%, 12/18/14	MXN	8,666	778,880
Series M 10, 7.75%, 12/14/17		17,675	1,456,030
Mexico Government International Bond, 8.30%, 8/15/31	USD	418	537,130
New South Wales Treasury Corp., Series CIB1, 2.75%, 11/20/25	AUD	2,370	2,122,766
Nordic Investment Bank, 6.00%, 8/20/14		950	869,620
Peru Government International Bond:
8.75%, 11/21/33	USD	225	298,125
6.55%, 3/14/37		455	486,850
Peruvian Government International Bond, 7.35%, 7/21/25		207	240,120
Poland Government International Bond, 6.38%, 7/15/19		962	1,053,888
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595	1,463,333
Republic of France, 4.75%, 4/25/35	EUR	595	898,270
Republic of Hungary, 6.25%, 1/29/20	USD	600	638,260
Republic of Turkey, 6.75%, 4/03/18		400	436,480
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (e)		799	920,927
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		955	990,841

Foreign Agency Obligations		Par (000)	Value

South Africa Government International Bond:
6.88%, 5/27/19	USD	220	$245,575
5.50%, 3/09/20		1,020	1,032,750
Spain Government Bond:
4.20%, 7/30/13	EUR	1,000	1,443,475
4.40%, 1/31/15		100	145,338
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650	1,926,459
Turkey Government International Bond, 7.00%, 6/05/20	USD	600	660,000
United Kingdom Gilt:
8.00%, 9/27/13	GBP	3,040	5,551,467
4.75%, 12/07/38		1,315	2,074,530
United Mexican States, 5.95%, 3/19/19	USD	650	702,000
Venezuela Government International Bond:
9.00%, 5/07/23		1,190	883,575
7.65%, 4/21/25		225	146,813
9.25%, 9/15/27		3,970	3,106,525
9.25%, 5/07/28		1,660	1,222,590

Total Foreign Agency Obligations – 52.9%			92,266,815

Non-Agency Mortgage Backed Securities

Japan — 0.1%
JLOC, Series 37A, Class A1, 0.56%, 1/15/15 (a)	JPY	28,340	227,350

United States — 3.2%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4, 5.44%, 9/15/34	USD	445	461,150
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		400	418,416
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.15%, 1/25/35 (a)(b)		284	255,324
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIBC, Class A3, 6.26%, 3/15/33		726	742,375
Series 2002-C2, Class A2, 5.05%, 12/12/34		500	525,165
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1, 5.28%, 11/15/38		397	405,886
Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34		900	952,544
Salomon Brothers Mortgage Securities VII, Inc., Series 2001- C2, Class A3, 6.50%, 11/13/36		738	775,915

4	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities		Par (000)	Value

United States (concluded)
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)	USD	860	$857,850
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2, 6.08%, 8/25/46 (a)		252	212,372

			5,606,997

Total Non-Agency Mortgage Backed Securities – 3.3%			5,834,347

Other Interests (f)	Beneficial Interest (000)

United States — 0.0%
Adelphia Escrow	575		58
Stanley Martin, Class B Memebership Units (g)	—	(h)	75,000

Total Other Interests – 0.0%			75,058

Preferred Securities

Capital Trusts		Par (000)

France — 0.6%
AXA SA, Series 21, 5.78%, (a)(i)	EUR	800	1,010,832

Netherlands — 0.3%
Rabobank Nederland NV, 11.00%, (a)(b)(i)	USD	400	514,744

Spain — 0.2%
BBVA International Prefrerred SA Unipersonal, 8.50%, (a)(i)	EUR	250	368,329

Switzerland — 0.3%
UBS Capital Securities Ltd., 8.84%, (a)(i)		400	561,879

United Kingdom — 0.4%
Barclays Bank Plc, 7.43%, (a)(b)(i)	USD	650	640,250

United States — 0.1%
HVB Funding Trust VIII, 7.06%, (a)(i)	EUR	136	168,870

Total Capital Trusts – 1.9%			3,264,904

Preferred Securities	Shares	Value

Preferred Stocks

PTV, Inc., Series A, 10.00% (c)	29,543	$2,511

Total Preferred Stocks – 0.0%		2,511

Total Preferred Securities – 1.9%		3,267,415

Taxable Municipal Bonds		Par (000)

United States — 1.3%
Los Angeles Department of Airports, RB, Build America Bonds, Direct Pay, 6.58%, 5/15/39	USD	525	534,833
New York State Urban Development Corp., RB, Build America Bonds, Taxable, 5.77%, 3/15/39		415	409,804
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		515	516,736
Taxable, Various Purpose 3, 5.95%, 4/01/16		850	883,966

Total Taxable Municipal Bonds – 1.3%			2,345,339

U.S. Government Sponsored Agency Securities

Freddie Mac Mortgage Backed Securities, Series 2920, Class HC, 4.50%, 12/15/18		615	641,849

Total U.S. Government Sponsored Agency Securities – 0.4%			641,849

U.S. Treasury Obligations

U.S. Treasury Bonds, 11.25%, 2/15/15 (j)		1,090	1,530,088
U.S. Treasury Notes, 4.63%, 2/15/40 (k)		1,660	1,636,138

Total U.S. Treasury Obligations – 1.8%			3,166,226

Warrants (l)	Shares

United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)	14,085	—

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Warrants (j)	Shares	Value

Venezuela — 0.0%
Venezuela Oil Obligations (Expires 4/15/20)	3,000	$81,000

Total Warrants – 0.0%		81,000

Total Long-Term Investments (Cost – $165,729,901) – 97.3%		169,843,546

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (m)nl)	3,009,771	3,009,771

Total Short-Term Securities (Cost – $3,009,771) – 1.7%		3,009,771

Options Purchased	Contracts

Over-the-Counter Call Options Purchased — 0.1%
Japanese Dollar Put Option, Strike Price USD 98, Expires 3/23/11, Broker Citibank NA	43,750	126,595

Total Options Purchased (Cost – $78,750) – 0.1%		126,595

Total Investments (Cost – $168,818,422*) – 99.1%		172,979,912
Other Assets Less Liabilities – 0.9%		1,525,583

Net Assets – 100.0%		$174,505,495

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$169,193,929

Gross unrealized appreciation	$7,430,081
Gross unrealized depreciation	(3,644,098)

Net unrealized appreciation	$3,785,983

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

Stanley Martin, Class B Membership Units	12/09/09	$249,213	$75,000

(h)	Amount is less than $1,000.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)	All or a portion of security has been pledged as collateral in connection with swaps.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$97,502	$336

(n)	Represents the current yield as of report date.

6	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

26	10-Year Canada Future Bond	Montreal	June 2010	$3,022,143	$(14,473)
27	30-Year U.S. Treasury Bond	Chicago	June 2010	$3,174,903	(39,528)
27	Euro-BOBL Future	Eurex	June 2010	$4,259,915	9,730
5	Euro-BUND Future	Eurex	June 2010	$827,262	5,756
3	Long Gilt	London	June 2010	$510,784	11,614

Total					$(26,901)

•	Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

56	2-Year U.S. Treasury Bond	Chicago	June 2010	$12,154,252	$4,877
53	5-Year U.S. Treasury Bond	Chicago	June 2010	$6,142,453	55,734
3	10-Year Australian Bond Future	Sydney	June 2010	$284,030	4,288
4	10-Year Japan Future Bond	Tokyo	June 2010	$5,945,258	31,470
36	10-Year U.S. Treasury Bond	Chicago	June 2010	$4,188,078	3,078
122	Euro-SCHARTZ Future	Eurex	June 2010	$17,905,328	(10,404)
19	90 Day Sterling	London	March 2011	$3,525,533	(28,425)

Total					$60,618

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,393,000	USD	2,118,901	Citibank NA	4/21/10	$72,065
CAD	2,597,800	USD	2,439,225	Citibank NA	4/21/10	118,530
CAD	2,747,000	USD	2,626,027	Goldman Sachs Bank USA	4/21/10	78,629
DKK	6,440,300	USD	1,170,157	Deutsche Bank AG	4/21/10	(1,882)
GBP	40,300	USD	61,431	Royal Bank of Scotland	4/21/10	(284)
GBP	5,000,000	USD	8,064,050	UBS AG	4/21/10	(477,542)
HUF	257,575,000	USD	1,320,613	UBS AG	4/21/10	(13,099)
JPY	2,036,500,000	USD	22,612,326	Royal Bank of Scotland	4/21/10	(826,791)
JPY	180,044,000	USD	2,000,000	UBS AG	4/21/10	(73,973)
JPY	239,720,300	USD	2,615,978	Citibank NA	4/21/10	(51,562)
NOK	10,909,000	USD	1,857,642	Citibank NA	4/21/10	(23,871)
SGD	725,000	USD	514,278	Morgan Stanley Capital Services, Inc.	4/21/10	3,915
USD	2,981,789	AUD	3,352,000	Citibank NA	4/21/10	(87,212)
USD	3,705,039	AUD	4,042,000	UBS AG	4/21/10	4,293
USD	3,610,238	DKK	19,074,500	Citibank NA	4/21/10	150,110
USD	18,107,761	GBP	11,184,500	Morgan Stanley Capital Services, Inc.	4/21/10	1,137,502
USD	463,443	GBP	297,000	Citibank NA	4/21/10	12,805
USD	3,507,144	GBP	2,175,000	UBS AG	4/21/10	207,013
USD	3,704,700	JPY	331,940,000	Citibank NA	4/21/10	153,759
USD	1,931,554	MXN	25,099,000	Citibank NA	4/21/10	(94,360)
USD	303,230	SEK	2,194,500	Citibank NA	4/21/10	(705)
EUR	2,200,000	USD	2,971,837	Citibank NA	5/10/10	(296)
USD	1,761,678	EUR	1,290,000	Citibank NA	5/10/10	19,275
SEK	12,248,313	EUR	1,250,000	UBS AG	5/12/10	8,085
USD	44,045,515	EUR	32,566,000	Citibank NA	5/26/10	58,291
KRW	1,101,150,000	USD	958,939	Royal Bank of Scotland	6/08/10	11,656
CNY	58,471,300	USD	8,782,555	Citibank NA	10/27/10	(190,699)

Total						$193,652

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps on traded indexes – buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

ST Microelectronics NV	0.26%	Citibank NA	September 2012	EUR	400	$856
Hannover Rueckversicherung AG	0.43%	Citibank NA	March 2013	EUR	600	5,852

Total						$6,708

•	Credit default swaps on single-name issues – sold protection outstanding as of March 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating(1)	Notional Amount (000)(2)		Unrealized Appreciation

Republic of Indonesia	1.63%	Citibank NA	March 2011	BB-	USD	1,500	$13,981

(1)	Using Standard & Poor’s ratings of the issuer.

(2)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes – sold protection outstanding as of March 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating(3)	Notional Amount (000)(4)		Unrealized Appreciation

Dow Jones CDX Emerging Markets Series 10 Volume 1	3.35%	Deutsche Bank AG	December 2013	BB+	USD	1,640	$210,513

(3)	Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

(4)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

3.16% (a)	6-month EURO	Deutsche Bank AG	May 2013	EUR	6,400	$155,837

(a)	Fund pays floating interest rate and receives fixed amount.

8	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$5,091,882	$818,890	$5,910,772
Common Stocks	—	115,724	—	115,724
Corporate Bonds	—	56,139,001	—	56,139,001
Foreign Agency Obligations	—	92,266,815	—	92,266,815
Non-Agency Mortgage- Backed Securities	—	4,976,497	857,850	5,834,347
Other Interests	—	—	75,058	75,058
Preferred Securities	$2,511	3,264,904	—	3,267,415
Taxable Municipal Bonds	—	2,345,339	—	2,345,339
U.S. Government Sponsored Agency Securities	—	641,849	—	641,849
U.S. Treasury Obligations	—	3,166,226	—	3,166,226
Short-Term Securities	3,009,771	—	—	3,009,771
Warrants	—	—	81,000	81,000

Total	$3,012,282	$168,008,237	$1,832,798	$172,853,317

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency
exchange contracts	—	$2,162,523	—	$2,162,523
Interest rate contracts	$126,547	155,837	—	282,384
Credit contracts	—	231,202	—	231,202
Liabilities:
Foreign currency
exchange contracts	—	(1,842,276)	—	(1,842,276)
Interest rate contracts	(92,830)	—	—	(92,830)

Total	$33,717	$707,286	—	$741,003

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010	9

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Assets-Backed Securities	Non-Agency Mortgage- Backed Securities	Other Interests	Warrants	Total

Assets

Balance, as of December 31, 2009	—	$1,632,931	$2,943	$79,500	$1,715,374
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	4,368	1,810	—	6,178
Net change in unrealized appreciation (depreciation)[2]	—	4,919	(585)	1,500	5,834
Purchases	—	—	—	—	—
Sales	—	(784,368)	(4,110)	—	(788,478)
Transfers in3	$818,890	—	75,000	—	893,890
Transfers out[3]	—	—	—	—	—

Balance, as of March 31, 2010	$818,890	$857,850	$75,058	$81,000	$1,832,798

[2]	The change in the unrealized appreciation/depreciation on the securities still held on March 31, 2010 was $3,650.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK WORLD INCOME FUND, INC.	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: May 27, 2010